Revenue - Schedule of Revenue from Contracts with Customers (Details) - JPY (¥) ¥ in Millions		3 Months Ended				12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue arising from contracts with customers		¥ 83,553		¥ 75,294		¥ 383,205		¥ 224,049		¥ 176,924
Other sources		436		6		125		274		932
Total		83,989		75,300		383,330		224,049		176,924
Transaction Revenue [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue arising from contracts with customers		83,364	[1]	74,634	[1]	381,705	[2]	223,046	[2]	174,937	[2]
Commission Received [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue arising from contracts with customers		189	[3]	660	[3]	¥ 1,500	[4]	¥ 729	[4]	¥ 1,055	[4]
Staking Revenue [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Other sources		381
Other Revenue [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Other sources	[5]	¥ 55		¥ 6

[1]	Transaction revenue mainly refers to the revenue from sales of crypto assets to customers and cover counterparties.
[2]	Transaction revenue mainly refers to the revenue from sales of crypto assets to customers and cover counterparties.
[3]	Commission received refers to remittance fees, deposit and withdrawal fees, commissions that received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform and others.
[4]	Commission received refers to remittance fees, deposit and withdrawal fees, commissions that received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform and others.
[5]	Other revenue is mainly related to the interest received from financial operations with JSF Trust and Banking Co., Ltd.